Segment reporting	6 Months Ended
Jun. 30, 2026
Segment reporting
Segment reporting

5.Segment reporting

A.Basis for segmentation

The Group operates through six operating segments based on the types of games, which are Nexters Global Ltd, Cubic Games Studio Ltd, MX Capital Ltd, Castcrown Ltd, Gamegears Ltd and Light Hour Games Ltd, while the last four of them are not considered to be reportable segments based on the criteria (quantitative thresholds) of IFRS 8. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance.

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing
Cubic Games Studio Ltd	Game development and publishing

B.Information about reportable segments

Information related to the reportable segment is set out below. Segment Management EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to the segments that operate in the same Group and is the primary measure reviewed by our Chief Operating Decision Maker.

The Company defines Management EBITDA as the net income/loss before income tax as presented in the Group’s consolidated financial statements in accordance with IFRS, adjusted to exclude (i) goodwill and investments in equity accounted associates’ impairment, (ii) finance income and expenses, (iii) share of loss of equity-accounted associates, (iv) depreciation and amortization, (v) share-based payments expenses, (vi) net effect from recognition of deferred net revenues, (vii) impairment loss on trade receivables and loan receivables, (viii) change in fair value of share warrant obligations and other financial instruments and (ix) certain non-cash or other special items that we do not consider indicative of our ongoing operating performance.

For the three months ended June 30, 2026	Nexters Global Ltd	Cubic Games Studio Ltd	Other segments and corporate activities	Total
Segment revenue	90,298	1,003	2,272	93,573
Segment Management EBITDA	13,252	(2,882)	(5,370)	N/A

For the three months ended June 30, 2025	Nexters Global Ltd	Cubic Games Studio Ltd	Other segments and corporate activities	Total
Segment revenue	115,903	3,657	351	119,911
Segment Management EBITDA	805	(888)	(1,698)	N/A

For the six months ended June 30, 2026	Nexters Global Ltd	Cubic Games Studio Ltd	Other segments and corporate activities	Total
Segment revenue	185,565	3,446	3,970	192,981
Segment Management EBITDA	29,149	(4,700)	(11,932)	N/A

For the six months ended June 30, 2025	Nexters Global Ltd	Cubic Games Studio Ltd	Other segments and corporate activities	Total
Segment revenue	208,858	7,578	498	216,934
Segment Management EBITDA	8,309	(1,540)	(5,577)	N/A

C.Reconciliation of information on reportable segment to the amounts reported in the financial statements

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Profit before income tax
Management EBITDA for reportable segments	24,449	6,769	10,370	(83)
Management EBITDA for other segments	(11,932)	(5,577)	(5,370)	(1,698)
Net effect from recognition of deferred net revenues	28,184	34,620	15,704	22,788
Depreciation and amortization	(1,029)	(3,272)	(559)	(1,662)
Finance income	1,086	3,101	545	1,202
Finance expenses	(2,709)	(220)	(1,080)	(118)
Share-based payments expense	(372)	(463)	(336)	(382)
Impairment loss on trade receivables and loans receivable	(7)	(2)	(3)	(378)
Change in fair value of share warrant obligation and other financial instruments	213	100	73	213
Share of profit/(loss) of equity-accounted associates	2,221	(1,715)	1,745	(1,715)
Other operating income	592	470	521	54
Consolidated profit before income tax	40,696	33,811	21,610	18,221